Net Interest Income_Interest Income Recognized On Impaired Loans(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans And Receivables Category [Member]
Disclosure Of Financial Instruments Line Items [Line Items]
Interest income recognized on impaired loans	₩ 56,606	₩ 54,033	₩ 48,974